Derivative liability (Detail Textuals 1)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Description of minimum additional aggregate funding	not less than CDN $5,000,000
Unexercised warrants liquidity event occurrence description of adjustment one	Unexercised warrants shall expire on the date which is 12 months after the occurrence of a Liquidity Event (the "New Expiry Date").
Expiry period of unexercised warrants	12 months
Unexercised warrants liquidity event occurrence description of adjustment two	Up to and including the sixth month anniversary of the Liquidity Event, the exercise price shall equal 120% of the closing price of the underlying securities on the Liquidity Event date
Exercise price of warrant as percentage of closing price till sixth month anniversary of liquidity event date	120.00%
Unexercised warrants liquidity event occurrence description of adjustment three	From and excluding the sixth month anniversary date of the Liquidity Event to and including the New Expiry Date, the exercise price of the warrants shall be 150% of the closing price of the underlying securities on the Liquidity Event date.
Exercise price of warrant as percentage of closing price after sixth month anniversary of liquidity event date	150.00%